U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer:

      First Trust Exchange-Traded Fund IV
      120 East Liberty Drive, Suite 400
      Wheaton, IL 60187

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      First Trust North America Energy Infrastructure Fund
      First Trust Tactical High Yield ETF
      First Trust Senior Loan Fund
      First Trust Strategic Income ETF
      First Trust Enhanced Short Maturity ETF
      First Trust Low Duration Mortgage Opportunities ETF

3.    Investment Company Act File Number: 811-22559
      Securities Act File Number:  333-174332

4.    (a) Last day of fiscal year for which this Form is filed: 10/31/15

      (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

      (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)     Aggregate sale  price  of  securities sold
              during the fiscal year pursuant to section
              24(f):                                              $4,047,053,698
      (ii)    Aggregate price  of securities redeemed or
              repurchased during the fiscal year:                 $3,713,066,145
      (iii)   Aggregate price  of securities redeemed or
              repurchased during  any  PRIOR fiscal year
              ending  no  earlier than October 11,  1995
              that were  not previously used  to  reduce
              registration   fees   payable    to    the
              Commission:                                         $            0
      (iv)    Total  available redemption  credits  [add
              items 5(ii) and 5(iii)]:                            $3,713,066,145
      (v)     Net sales --  if item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from  Item
              5(i)]:                                              $  333,987,553
      (vi)    Redemption credits available for use  in
              future years --  if  Item 5(i)  is  less
              than  Item  5(iv) [subtract  Item  5(iv)
              from Item 5(i)]:                                    $            0
      (vii)   Multiplier  for determining registration
              fee (See Instruction C.9):                          x    0.0001007
      (viii)  Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if  no fee is
              due):                                               =   $33,632.55

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $33,632.55

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                      January 25, 2016
                                      CIK:  0001517936


      Method of Delivery:

                                      [X] Wire Transfer
                                      [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:

        /s/ Derek D. Maltbie
        ---------------------------
        Derek D. Maltbie
        Assistant Treasurer



By:

        /s/ Katherine L. Urevig
        ---------------------------
        Katherine L. Urevig
        Assistant Treasurer


Date: January 25, 2016

*Please print the name and title of the signing officer below the signature.